UNSECURED DEBT AND RELATED DERIVATIVES - September 2026 term loan (Details) $ in Thousands, € in Millions		12 Months Ended
	Sep. 07, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Sep. 07, 2023 CAD ($)	Dec. 12, 2018 CAD ($)
Unsecured debentures and term loans, net
Proceeds from term loan		$ 102,060	$ 527,441
September 2026 Term Loan
Unsecured debentures and term loans, net
Proceeds from term loan | €	€ 70.0
Deferred financing costs				$ 200	$ 1,500